UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SMITH BARNEY LARGE CAP CORE FUND

FORM N-Q

JULY 31, 2004

Smith Barney Large Cap Core Fund

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 98.8%
CONSUMER DISCRETIONARY — 11.4%
Auto Components — 0.8%
292,000	Magna International Inc., Class A Shares	$23,506,000
Hotels, Restaurants and Leisure — 1.1%
795,700	Outback Steakhouse, Inc.	32,313,377
Media — 4.1%
899,590	Comcast Corp., Class A Shares *	24,648,766
552,900	The News Corp. Ltd., ADR Shares	17,565,633
2,466,550	Time Warner Inc. *	41,068,057
1,231,876	Viacom Inc., Class B Shares	41,378,715
		124,661,171
Multi-Line Retail — 3.0%
949,900	Target Corp.	41,415,640
936,000	Wal-Mart Stores, Inc.	49,617,360
		91,033,000
Specialty Retail — 2.4%
370,125	Bed Bath and Beyond Inc. *	13,098,724
1,142,224	The Home Depot, Inc.	38,515,793
853,850	The TJX Cos., Inc.	20,039,860
		71,654,377
	TOTAL CONSUMER DISCRETIONARY	343,167,925
CONSUMER STAPLES — 6.7%
Beverages — 1.9%
351,200	The Coca-Cola Co.	15,403,632
809,850	PepsiCo, Inc.	40,492,500
		55,896,132
Food Products — 1.7%
1,898,800	Archer-Daniels-Midland Co.	29,298,484
537,100	Kellogg Co.	22,375,586
		51,674,070
Household Products — 2.0%
1,165,500	The Procter & Gamble Co.	60,780,825
Personal Products — 1.1%
747,750	The Estee Lauder Cos., Inc., Class A Shares	32,826,225
	TOTAL CONSUMER STAPLES	201,177,252
ENERGY — 7.3%
Energy Equipment and Services — 2.0%
1,328,200	Halliburton Co.	42,170,350
498,150	Noble Corp. *	19,288,368
		61,458,718

See Notes to Schedule of Investments.

Smith Barney Large Cap Core Fund

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Oil and Gas — 5.3%
2,611,010	Exxon Mobil Corp.	$120,889,763
400,500	Total SA, Sponsored ADR	38,988,675
		159,878,438
	TOTAL ENERGY	221,337,156
FINANCIALS — 19.5%
Banks — 4.8%
1,345,950	The Bank of New York Co., Inc.	38,669,144
604,400	Comerica Inc.	35,339,268
476,150	Fifth Third Bancorp	23,502,764
832,500	Wells Fargo & Co.	47,793,825
		145,305,001
Diversified Financials — 9.9%
1,774,450	American Express Co.	89,166,112
1,123,800	JPMorgan Chase & Co.	41,951,454
929,400	MBNA Corp.	22,946,886
877,850	Merrill Lynch & Co., Inc.	43,646,702
2,616,500	SLM Corp.	99,217,680
		296,928,834
Insurance — 4.8%
1,179,150	Ambac Financial Group, Inc.	83,849,357
881,225	American International Group, Inc.	62,258,546
		146,107,903
	TOTAL FINANCIALS	588,341,738
HEALTHCARE — 15.4%
Biotechnology — 3.1%
954,890	Amgen Inc. *	54,314,143
662,075	Biogen Idec Inc. *	39,724,500
		94,038,643
Healthcare Equipment and Supplies — 1.8%
729,400	Medtronic, Inc.	36,229,298
239,600	St. Jude Medical, Inc. *	16,323,948
		52,553,246
Healthcare Providers and Services — 0.5%
196,500	Anthem, Inc. *	16,205,355
Pharmaceuticals — 10.0%
481,800	Johnson & Johnson	26,629,086
749,600	Merck & Co., Inc.	33,994,360
3,281,650	Pfizer Inc.	104,881,534
2,533,654	Teva Pharmaceutical Industries Ltd., Sponsored ADR	74,996,159
1,724,250	Wyeth	61,038,450
		301,539,589
	TOTAL HEALTHCARE	464,336,833

See Notes to Schedule of Investments.

Smith Barney Large Cap Core Fund

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
INDUSTRIALS — 13.1%
Aerospace and Defense — 1.9%
247,700	General Dynamics Corp.	$24,477,714
352,750	United Technologies Corp.	32,982,125
		57,459,839
Airlines — 1.2%
2,530,800	Southwest Airlines Co.	36,620,676
Commercial Services and Supplies — 0.5%
505,900	Paychex, Inc.	15,536,189
Industrial Conglomerates — 5.8%
359,300	3M Co.	29,591,948
3,193,170	General Electric Co.	106,172,902
1,245,100	Tyco International Ltd.	38,598,100
		174,362,950
Machinery — 2.6%
451,300	AGCO Corp. *	9,441,196
562,100	Danaher Corp.	28,470,365
498,900	ITT Industries, Inc.	39,887,055
		77,798,616
Road and Rail — 1.1%
764,850	Canadian National Railway Co.	34,441,196
	TOTAL INDUSTRIALS	396,219,466
INFORMATION TECHNOLOGY — 20.0%
Communications Equipment — 3.0%
1,349,750	Cisco Systems, Inc. *	28,155,785
990,000	Juniper Networks, Inc. *	22,730,400
694,300	Motorola, Inc.	11,060,199
2,582,900	Nokia Oyj, Sponsored ADR	30,013,298
		91,959,682
Computers and Peripherals — 3.3%
2,181,050	Dell Inc. *	77,361,844
1,909,950	EMC Corp. *	20,952,151
		98,313,995
Electronic Equipment and Instruments — 0.9%
1,084,800	Agilent Technologies, Inc. *	25,829,088
Internet Software and Services — 2.3%
2,546,600	InterActiveCorp *	69,522,180
IT Consulting and Services — 0.3%
336,300	Accenture Ltd., Class A Shares *	8,283,069
Semiconductor Equipment and Products — 2.7%
3,371,232	Intel Corp.	82,190,636
Software — 7.5%
1,811,000	BEA Systems, Inc. *	11,753,390
4,189,640	Microsoft Corp.	119,237,154
766,500	SAP AG, Sponsored ADR	30,667,665

See Notes to Schedule of Investments.

Smith Barney Large Cap Core Fund

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Software — 7.5% (continued)
2,825,650	Siebel Systems, Inc. *	$22,774,739
2,207,848	VERITAS Software Corp. *	42,081,583
		226,514,531
	TOTAL INFORMATION TECHNOLOGY	602,613,181
MATERIALS — 4.6%
Chemicals — 1.9%
586,400	Air Products & Chemicals, Inc.	30,346,200
675,000	E.I. du Pont de Nemours & Co.	28,937,250
		59,283,450
Metals and Mining — 2.0%
1,185,150	Alcoa Inc.	37,960,354
528,300	Newmont Mining Corp.	21,380,301
		59,340,655
Paper and Forest Products — 0.7%
566,500	Bowater Inc.	21,130,450
	TOTAL MATERIALS	139,754,555
UTILITIES — 0.8%
Electric Utilities — 0.8%
651,000	Exelon Corp.	22,719,900
	TOTAL UTILITIES	22,719,900
	TOTAL COMMON STOCK (Cost — $2,489,822,318)	2,979,668,006

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 1.2%
$35,228,000	Bank of America, dated 7/30/04, 1.340% due 8/2/04; Proceeds at maturity — $35,231,934; (Fully collateralized by U.S. Treasury Bonds, various U.S. government agency obligations, and International Bank Reconstruction and Development Bonds, 0.000% to 8.500% due 1/19/05 to 8/15/23; Market value — $35,932,609) (Cost — $35,228,000)	35,228,000
	TOTAL INVESTMENTS — 100.0% (Cost — $2,525,050,318**)	$3,014,896,006
*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substanially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Large Cap Core Fund (“Fund”), a separate investment fund of the Smith Barney Investment Series (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at fair value determined by or under the direction of the Board of Trustees; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; and (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees.

2.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date September 27, 2004